Consolidated statement of comprehensive income/(expense) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	[2]	Mar. 31, 2022 [2]
Consolidated statement of comprehensive income/(expense)
(Loss)/profit for the financial year		€ 1,505	€ 12,335	[1]	€ 2,773
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		(440)	(1,236)		(30)
Foreign exchange translation differences transferred to the income statement		23	(334)		19
Other, net of tax	[3]	(1,748)	963		1,863
Total items that may be reclassified to the income statement in subsequent years		(2,165)	(607)		1,852
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax		(58)	(160)		483
Total items that will not be reclassified to the income statement in subsequent years		(58)	(160)		483
Other comprehensive (expense)/income		(2,223)	(767)		2,335
Total comprehensive (expense)/income for the financial year		(718)	11,568		5,108
Attributable to:
- Owners of the parent		(920)	11,267		4,546
- Non-controlling interests		202	301		562
Total comprehensive (expense)/income for the financial year		€ (718)	€ 11,568		€ 5,108

[1]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million
[2]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[3]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the year.